Goodwill and intangible assets, net - Definite lived intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	€ 105,484	€ 104,809
(Accumulated Amortization)	(104,944)	(104,804)
Intangible assets with definite lives, net	540	5
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Cost	34,220	34,220
(Accumulated Amortization)	(34,220)	(34,220)
Intangible assets with definite lives, net	0	0
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	59,789	59,789
(Accumulated Amortization)	(59,789)	(59,784)
Intangible assets with definite lives, net	0	5
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Cost	10,800	10,800
(Accumulated Amortization)	(10,800)	(10,800)
Intangible assets with definite lives, net	0	0
Trademark/domain
Finite-Lived Intangible Assets [Line Items]
Cost	675	0
(Accumulated Amortization)	(135)	0
Intangible assets with definite lives, net	€ 540	€ 0